Deferred offering and reverse recapitalization costs	12 Months Ended
Mar. 31, 2012
Deferred offering and reverse recapitalization costs
15	Deferred offering and reverse recapitalization costs

Deferred reverse recapitalization costs represent transaction costs incurred in connection with the Share Exchange up to March 31, 2009. As of March 31, 2009, net proceeds from the Share Exchange were expected to exceed reverse recapitalization costs incurred.

On June 23, 2009, Pantheon entered into Stock Purchase Agreements with two of its stockholders. Pursuant to such agreements, Pantheon agreed to purchase an aggregate of 4,547,399 shares of its common stock after the closing of the Share Exchange, for an aggregate purchase price of US$27,239, settled in cash. The stockholders (i) agreed that they would not exercise their conversion rights in connection with the stockholder approval of the Share Exchange, and (ii) granted Pantheon’s representatives such stockholders’ irrevocable proxy in voting for the Share Exchange. The transaction was settled by Pantheon at the time of reverse recapitalization on June 30, 2009.

Mainly as a result of the purchase of shares, liabilities of Pantheon just prior to the completion of the Share Exchange exceeded its assets by RMB4,722 and such net liabilities were assumed by the continuing company in connection with the reverse recapitalization. CCBS entered into contingent fee arrangements with counterparties where transaction costs of RMB23,000 incurred in connection with the Share Exchange were refundable from counterparties contingent on the net proceeds raised from the reverse recapitalization. The amount was included in deferred reverse recapitalization costs as of March 31, 2009 and was subsequently refunded to the Company in August 2009. After adjusting for refunds from counterparties under contingent fee arrangements and additional costs incurred up to the completion of the Share Exchange, accumulated costs incurred by CCBS for the reverse recapitalization amounted to RMB16,844 as of June 30, 2009. Such reverse recapitalization costs incurred, together with net liabilities of Pantheon assumed by the Company as a result of the Share Exchange, totaling RMB21,566 were effectively costs incurred by the Company for the Share Exchange which exceeded any proceeds, and were charged to income during the year ended March 31, 2010.